Quarterly Report
March 31, 2022
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace & Defense – 1.1%
Howmet Aerospace, Inc.	118,444	$4,256,877
Automotive – 1.9%
Copart, Inc. (a)	36,518	$4,581,913
LKQ Corp.	61,304	2,783,815
		$7,365,728
Biotechnology – 0.1%
Adaptive Biotechnologies Corp. (a)	34,284	$475,862
Brokerage & Asset Managers – 3.0%
Morningstar, Inc.	8,089	$2,209,672
NASDAQ, Inc.	35,922	6,401,301
Tradeweb Markets, Inc.	32,521	2,857,620
		$11,468,593
Business Services – 10.8%
Clarivate PLC (a)	230,560	$3,864,186
CoStar Group, Inc. (a)	68,294	4,549,063
Endava PLC, ADR (a)	13,615	1,811,203
Equifax, Inc.	23,645	5,606,230
MSCI, Inc.	19,221	9,665,856
Thoughtworks Holding, Inc. (a)	91,015	1,894,022
Tyler Technologies, Inc. (a)	11,822	5,259,490
Verisk Analytics, Inc., “A”	40,651	8,724,924
		$41,374,974
Cable TV – 0.4%
Cable One, Inc.	968	$1,417,384
Computer Software – 9.8%
Autodesk, Inc. (a)	17,516	$3,754,555
Black Knight, Inc. (a)	67,409	3,909,048
Bumble, Inc., “A” (a)	37,047	1,073,622
Cadence Design Systems, Inc. (a)	64,544	10,614,906
CCC Intelligent Holdings, Inc. (a)	78,281	864,222
CCC Intelligent Holdings, Inc. (PIPE) (a)	13,884	153,279
Coupa Software, Inc. (a)	4,868	494,735
Dun & Bradstreet Holdings, Inc. (a)	182,329	3,194,404
Okta, Inc. (a)	9,882	1,491,787
Paylocity Holding Corp. (a)	23,085	4,750,201
Qualtrics International, “A” (a)	19,509	556,982
Synopsys, Inc. (a)	17,267	5,754,573
Topicus.com, Inc. (a)	5,577	415,994
Unity Software, Inc. (a)	3,962	393,070
		$37,421,378
Computer Software - Systems – 6.1%
Constellation Software, Inc.	2,905	$4,965,792
NICE Systems Ltd., ADR (a)	25,703	5,628,957
ServiceNow, Inc. (a)	7,397	4,119,315
SS&C Technologies Holdings, Inc.	27,646	2,074,003
TransUnion	61,564	6,362,024
		$23,150,091

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 5.0%
AZEK Co., Inc. (a)	76,435	$1,898,645
Builders FirstSource, Inc. (a)	54,222	3,499,488
Pool Corp.	14,150	5,983,327
SiteOne Landscape Supply, Inc. (a)	7,507	1,213,807
Vulcan Materials Co.	36,191	6,648,287
		$19,243,554
Consumer Products – 0.9%
Church & Dwight Co., Inc.	16,252	$1,615,124
Scotts Miracle-Gro Co.	15,735	1,934,775
		$3,549,899
Consumer Services – 1.9%
Bright Horizons Family Solutions, Inc. (a)	53,928	$7,155,706
Containers – 1.0%
Ball Corp.	41,812	$3,763,080
Electrical Equipment – 3.0%
AMETEK, Inc.	62,660	$8,345,059
Fortive Corp.	6,805	414,628
Littlefuse, Inc.	11,302	2,818,832
		$11,578,519
Electronics – 6.0%
ASM International N.V.	8,847	$3,207,038
Entegris, Inc.	54,870	7,202,236
Monolithic Power Systems, Inc.	23,462	11,395,024
Silicon Laboratories, Inc. (a)	6,245	937,999
		$22,742,297
Gaming & Lodging – 2.3%
Caesars Entertainment, Inc. (a)	32,937	$2,548,006
Hyatt Hotels Corp. (a)	28,615	2,731,302
Red Rock Resorts, Inc.	69,902	3,394,441
		$8,673,749
General Merchandise – 0.6%
Five Below, Inc. (a)	14,454	$2,289,080
Insurance – 2.3%
Arthur J. Gallagher & Co.	50,625	$8,839,125
Internet – 3.2%
Gartner, Inc. (a)	14,044	$4,177,528
IAC/InterActiveCorp (a)	21,374	2,143,385
Match Group, Inc. (a)	54,356	5,910,672
		$12,231,585
Leisure & Toys – 1.7%
Electronic Arts, Inc.	11,243	$1,422,352
Roblox Corp., “A” (a)	13,284	614,252
Take-Two Interactive Software, Inc. (a)	27,835	4,279,353
		$6,315,957
Machinery & Tools – 1.3%
IDEX Corp.	25,004	$4,794,017

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 4.6%
Charles River Laboratories International, Inc. (a)	22,798	$6,473,948
Guardant Health, Inc. (a)	19,786	1,310,625
ICON PLC (a)	27,344	6,650,608
IDEXX Laboratories, Inc. (a)	5,971	3,266,495
		$17,701,676
Medical Equipment – 13.5%
Agilent Technologies, Inc.	35,196	$4,657,487
Align Technology, Inc. (a)	6,649	2,898,964
Bio-Techne Corp.	11,154	4,830,128
Bruker BioSciences Corp.	28,609	1,839,559
Envista Holdings Corp. (a)	117,651	5,730,780
Maravai Lifesciences Holdings, Inc., “A” (a)	68,952	2,431,937
Mettler-Toledo International, Inc. (a)	1,468	2,015,843
PerkinElmer, Inc.	67,500	11,776,050
STERIS PLC	37,328	9,024,790
West Pharmaceutical Services, Inc.	15,576	6,397,219
		$51,602,757
Other Banks & Diversified Financials – 0.8%
Altimeter Growth Corp. 2 (SPAC) (a)	56,604	$555,851
Catalyst Partners Acquisition Corp. (SPAC Units) (a)	38,855	392,436
S&P Global, Inc.	2,593	1,063,597
Signature Bank	2,825	829,109
		$2,840,993
Pharmaceuticals – 0.8%
Alnylam Pharmaceuticals, Inc. (a)	6,384	$1,042,443
Ascendis Pharma (a)	16,846	1,977,047
		$3,019,490
Pollution Control – 1.4%
Waste Connections, Inc.	37,889	$5,293,093
Printing & Publishing – 2.0%
Warner Music Group Corp.	49,704	$1,881,297
Wolters Kluwer N.V.	54,796	5,833,006
		$7,714,303
Railroad & Shipping – 0.4%
Canadian Pacific Railway Ltd.	18,953	$1,564,381
Real Estate – 1.8%
Extra Space Storage, Inc., REIT	33,108	$6,807,005
Restaurants – 2.3%
Chipotle Mexican Grill, Inc., “A” (a)	3,166	$5,008,707
Domino's Pizza, Inc.	8,276	3,368,415
Dutch Bros, Inc., “A” (a)	4,940	273,034
		$8,650,156
Specialty Stores – 6.0%
Burlington Stores, Inc. (a)	20,965	$3,819,194
Lululemon Athletica, Inc. (a)	12,438	4,542,731
O'Reilly Automotive, Inc. (a)	7,982	5,467,351
Tractor Supply Co.	17,979	4,195,759
Ulta Beauty, Inc. (a)	12,285	4,892,133
		$22,917,168

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.9%
SBA Communications Corp., REIT	10,275	$3,535,628
Total Common Stocks		$369,754,105
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 0.21% (v)	10,801,267	$10,801,267

Other Assets, Less Liabilities – 0.3%		1,002,471
Net Assets – 100.0%		$381,557,843
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,801,267 and $369,754,105, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$328,389,521	$153,279	$—	$328,542,800
Canada	12,239,260	—	—	12,239,260
Netherlands	—	9,040,044	—	9,040,044
Ireland	6,650,608	—	—	6,650,608
United Kingdom	5,675,389	—	—	5,675,389
Israel	5,628,957	—	—	5,628,957
Denmark	1,977,047	—	—	1,977,047
Mutual Funds	10,801,267	—	—	10,801,267
Total	$371,362,049	$9,193,323	$—	$380,555,372
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,353,682	$14,053,132	$8,605,547	$—	$—	$10,801,267
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,420	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.